RELATED PARTY TRANSACTIONS (Details Narrative) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2023 CNY (¥)	Jan. 31, 2021 CNY (¥)
Related Party Transaction [Line Items]
Amounts due from related parties			¥ 105			¥ 3,350
Due to related parties, current			780			205
Accounts receivable	$ 20,300		133,676			144,125
Related party costs	51,603	¥ 366,375	367,334	¥ 480,755
Accounts payable, related parties, current	$ 12,356		122,124			87,729
Three Management Employees [Member]
Related Party Transaction [Line Items]
Amounts due from related parties					¥ 900
Due to related parties, current							¥ 900
Beijing Jingu Shitong Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Amounts due from related parties					1,400
Due to related parties, current							¥ 1,400
Interest free loans provided to related parties					¥ 1,400
Revenue from related parties				99
HiSun Technology China Limited [Member]
Related Party Transaction [Line Items]
Revenue from related parties				5,158
Shanghai Keshen Information Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Amounts due from related parties			105			3,350
Due to related parties, current			53			51
Revenue from related parties		6	34
Accounts receivable
Related party costs		3,302
Accounts payable, related parties, current			105			3,350
Beijing Lianxinzhihui Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Revenue from related parties				200
Shenyang Yunrongxin Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Due to related parties, current			722			150
Revenue from related parties		913	1,341	532
Accounts receivable			99			700
Related party costs		321
Shenzhen City Yunjitong Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Due to related parties, current			5			4
Revenue from related parties			2	5
Accounts payable, related parties, current			5			4
HiSun Group Project Development Services [Member]
Related Party Transaction [Line Items]
Due to related parties, current				1,974
Shenyang Yunrongxin Project Development Services [Member]
Related Party Transaction [Line Items]
Related party costs		¥ 321
Accounts payable, related parties, current			¥ 722			¥ 150